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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2782

Federated High Income Bond Fund, Inc.

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of reporting period: 7/1/2011 through 6/30/2012

Item 1. Proxy Voting Record.

Federated High Income Bond Fund, Inc.

Fund Name: Federated High Income Bond Fund, Inc.

Issuer Name	Meeting Date	Ticker	Security ID	Symbol Type	Proposal Text	Proponent	Vote Cast	For Against Management	Logical Ballot Status
General Motors Company	06/12/2012	GM	37045V100	CUSIP	Elect Daniel Akerson	Mgmt	For	For	Voted
General Motors Company	06/12/2012	GM	37045V100	CUSIP	Elect David Bonderman	Mgmt	For	For	Voted
General Motors Company	06/12/2012	GM	37045V100	CUSIP	Elect Erroll Davis, Jr.	Mgmt	For	For	Voted
General Motors Company	06/12/2012	GM	37045V100	CUSIP	Elect Stephen Girsky	Mgmt	For	For	Voted
General Motors Company	06/12/2012	GM	37045V100	CUSIP	Elect E. Neville Isdell	Mgmt	For	For	Voted
General Motors Company	06/12/2012	GM	37045V100	CUSIP	Elect Robert Krebs	Mgmt	For	For	Voted
General Motors Company	06/12/2012	GM	37045V100	CUSIP	Elect Philip Laskawy	Mgmt	For	For	Voted
General Motors Company	06/12/2012	GM	37045V100	CUSIP	Elect Kathryn Marinello	Mgmt	For	For	Voted
General Motors Company	06/12/2012	GM	37045V100	CUSIP	Elect James Mulva	Mgmt	For	For	Voted
General Motors Company	06/12/2012	GM	37045V100	CUSIP	Elect Patricia Russo	Mgmt	For	For	Voted
General Motors Company	06/12/2012	GM	37045V100	CUSIP	Elect Thomas Schoewe	Mgmt	For	For	Voted
General Motors Company	06/12/2012	GM	37045V100	CUSIP	Elect Carol Stephenson	Mgmt	For	For	Voted
General Motors Company	06/12/2012	GM	37045V100	CUSIP	Elect Theodore Solso	Mgmt	For	For	Voted
General Motors Company	06/12/2012	GM	37045V100	CUSIP	Elect Cynthia Telles	Mgmt	For	For	Voted
General Motors Company	06/12/2012	GM	37045V100	CUSIP	Ratification of Auditor	Mgmt	For	For	Voted
General Motors Company	06/12/2012	GM	37045V100	CUSIP	Advisory Vote on Executive Compensation	Mgmt	For	For	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated High Income Bond Fund, Inc.

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 21, 2012